EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Disclosure of earnings per share
Profit (loss) for the year:

	Year ended December 31
	2025	2024	2023
	USD thousands

Profit (loss) for the year	25,043	35,437	(21,487)

Weighted average number of ordinary shares:

	Year ended December 31
	2025	2024	2023
	Shares of NIS 0.02 par value

Weighted average number of ordinary shares used to calculate basic earnings (loss) per share as at December 31	59,776,574	68,989,845	71,794,594

Basic earnings (loss) per share (in USD)	0.42	0.51	(0.30)
Weighted average number of ordinary shares (diluted):

	Year ended December 31
	2025	2024	2023
	Shares of NIS 0.02 par value

Weighted average number of ordinary shares used to calculate basic earnings per share	59,776,574	68,989,845	71,794,594
Effect of share options on issue	1,286,984	1,098,564	-

Weighted average number of ordinary shares used to calculate diluted earnings per share	61,063,558	70,088,409	71,794,594

Diluted earnings (loss) per share (in USD)	0.41	0.51	(0.30)